Average Annual Total Returns - FidelityClimateActionFund-AMCIZPRO - FidelityClimateActionFund-AMCIZPRO - Fidelity Climate Action Fund	Jul. 29, 2023
Fidelity Advisor Climate Action Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(29.74%)
Since Inception	(14.76%)	[1]
Fidelity Advisor Climate Action Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.74%)
Since Inception	(14.76%)	[1]
Fidelity Advisor Climate Action Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.60%)
Since Inception	(11.13%)	[1]
Fidelity Advisor Climate Action Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(28.25%)
Since Inception	(13.65%)	[2]
Fidelity Advisor Climate Action Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(26.73%)
Since Inception	(12.05%)	[3]
Fidelity Advisor Climate Action Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(25.29%)
Since Inception	(11.20%)	[4]
Fidelity Advisor Climate Action Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(25.17%)
Since Inception	(11.06%)	[5]
MS113
Average Annual Return:
Past 1 year	(17.81%)
Since Inception	(7.43%)
IXWC6
Average Annual Return:
Past 1 year	(22.59%)
Since Inception	(9.61%)

[1]	A From June 15, 2021 .
[2]	B From June 15, 2021 .
[3]	C From June 15, 2021 .
[4]	D From June 15, 2021 .
[5]	E From June 15, 2021 .